MAINSTAY VP FUNDS TRUST

MainStay VP IQ Hedge Multi-Strategy Portfolio

(the “Portfolio”)

Supplement dated September 10, 2018 (“Supplement”)

to the Summary Prospectus and Prospectus, dated September 10, 2018 and the

Statement of Additional Information (“SAI”) dated May 1, 2018, as amended September 10, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

Effective immediately, the Portfolio is closed to all investors until September 11, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.